UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  July 15, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     39
Form 13F Information Table Value Total:     164,262

Goldman Capital Management Inc.
Form 13F-611


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of  CUSIP	      (x$1000)	Prn Amt	Prn	Call				Sole	Shared	None
 				Class	 	 	 		 	        Sole	Shared	None

Abaxis Inc			COM	002567105	4319	158500	SH		158500			158500
Acme United Corp		COM	004816104	555	58430	SH		58430			58430
Advanced Photonix Inc-Cl A	COM	00754E107	75	50000	SH		50000			50000
American Medical Alert Corp	COM	027904101	4099	734000	SH		734000			734000
American Safety Insurance Hold	COM	G02995101	7623	398321	SH		398321			398321
Cadiz Inc New			COM	12753207	432	39800	SH		39800			39800
Charles & Colvard Ltd		COM	159765106	329	120000	SH		120000			120000
Columbia Laboratories Inc	COM	197779101	17178	5599367	SH		5599367			5599367
Commtouch Software Ltd		COM	M25596202	2524	748984	SH		748984			748984
Crexendo Inc.			COM	226552107	4241	856842	SH		856842			856842
Cytori Therapeutics Inc		COM	23283K105	1427	298000	SH		298000			298000
Ditech Networks Inc		COM	25500T108	808	685000	SH		685000			685000
Dot Hill Sys Corp		COM	25848T109	16276	5731099	SH		5731099			5731099
Emrise Corp			COM	29246J101	78	100000	SH		100000			100000
Hackett Group Inc		COM	404609109	1960	385000	SH		385000			385000
Hughes Telematics Inc		COM	444486104	232	101000	SH		101000			101000
Icg Group Inc			COM	44928D108	3534	289000	SH		289000			289000
Imageware Systems Inc.		COM	45245S108	7754	6203163	SH		6203163			6203163
Lifetime Brands Inc		COM	53222Q103	8339	710333	SH		710333			710333
Lpath Inc			COM	548910108	304	310000	SH		310000			310000
Mdc Partners Inc New Cl A Subo	COM	552697104	13544	749966	SH		749966			749966
Mosys Inc			COM	619718109	11227	1952484	SH		1952484			1952484
National Patent Development Co	COM	637132101	45	28166	SH		28166			28166
Newport Digital Tech Inc	COM	651833105	72	34285714SH		34285714		34285714
Nova Measuring Instruments Ltd	COM	M7516K103	1073	106000	SH		106000			106000
Park City Group Inc New		COM	700215304	6862	1457532	SH		1457532			1457532
Parkervision Inc		COM	701354102	228	400000	SH		400000			400000
Pfsweb Inc			COM	717098206	1148	250000	SH		250000			250000
Photomedex Inc			COM	719358103	4103	349236	SH		349236			349236
S1 Corp				COM	78463B101	935	125000	SH		125000			125000
Scolr Pharma Inc		COM	78402X107	20	252500	SH		252500			252500
Solta Medical Inc		COM	83438K103	304	110000	SH		110000			110000
Star Scientific Inc 		COM	85517P101	21497	4777029	SH		4777029			4777029
Thomas Group Inc		COM	884402108	8	50000	SH		50000			50000
Trinity Biotech Plc New ADR	COM	896438306	14930	1502041	SH		1502041			1502041
Unigene Laboratories Inc	COM	904753100	590	557027	SH		557027			557027
Universal Electronics Inc	COM	913483103	2488	98500	SH		98500			98500
Vaughan Foods Inc		COM	92241M107	119	300000	SH		300000			300000
Westmoreland Coal Corp		COM	960878106	2982	168000	SH		168000			168000


Total			                               164262